RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					12 Months Ended
	Jan. 02, 2021	Aug. 04, 2020	Jan. 02, 2020	Jun. 24, 2019	Dec. 31, 2021	Dec. 31, 2020	Apr. 16, 2020
Related Party Transaction [Line Items]
Convertion of common stock					110,000
Shares issued upon exercise of warrants					28,770,458	28,693,368
Annual service					$ 6,681,261	$ 3,921,536
Payments cashflows					250,000
Rent payments					48,000	0
Minimum payments					1,500
Accrued expense					$ 16,500	4,500
Issuance of common stock					2,033,016
Common stock fair value					$ 130,113
Service [Member]
Related Party Transaction [Line Items]
Annual service			$ 120,000
Executive Consulting Agreement [Member]
Related Party Transaction [Line Items]
Interest expenses					210,900	320,000
Interest expenses on debt					3,157,789	1,874,963
Repayments to related party debt					1,691,226	2,194,963
Payments to CEO					517,500
Annual service					1,282,826	$ 1,874,963
Other expenses					3,000
Reimbursement					700
Rent payments					4,000
Directors [Member]
Related Party Transaction [Line Items]
Number of shares issued for services, shares		775,194
Benjamin Kaplan [Member]
Related Party Transaction [Line Items]
Warrants exercise price						$ 0.01
Shares issued upon exercise of warrants						3,358,498
Warrants issued during period, value						$ 720,695
Annual service						720,695
Benjamin Kaplan [Member] | Executive Consulting Agreement [Member]
Related Party Transaction [Line Items]
Warrants exercise price							$ 0.01
Term of notes	36 months			24 months
Warrant expiry date							Apr. 16, 2022
Benjamin Kaplan [Member] | Executive Consulting Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Payment for contingent consideration						500,000
Payment of consideration for rendered services						1,000,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Annual salary compensation					24,000
Annual service					288,000
Chief Techonology Officer [Member]
Related Party Transaction [Line Items]
Accrued expenses					$ 138,360	129,180
Related Party [Member]
Related Party Transaction [Line Items]
Number of shares issued for services, shares		775,194
Convertible Promissory Note Three [Member]
Related Party Transaction [Line Items]
Debt instrument, principal amount						11,000
Debt original issue discount						$ 1,000
Aggregate of warrants						110,000
Warrants exercise price						$ 0.01